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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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 1. Name and address of issuer:

    Pearl Mutual Funds
    2610 Park Avenue
    Muscatine, IA 52761
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 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):              [X]

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 3. Investment Company Act File Number: 811-10261

    Securities Act File Number:         333-53390

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 4(a) Last day of fiscal years  December 31, 2005
      for which this notice is
      filed:


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 4(b). [X]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [ ]Check box if this is the last time the issuer will be filing this
          Form.


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 5.   Calculation of registration fee:

      (i)  Aggregate sale price of securities sold                $25,500,605
           during the fiscal years pursuant to
           Section 24(f):

       (ii) Aggregate price of                   $3,938,766
            securities redeemed
            or repurchased during
            the fiscal year:

     (iii)Aggregate price of
          securities redeemed
          or repurchased during
          any prior fiscal year
          ending no earlier than
          October 11, 1995 that
          were not previously used
          to reduce registration
          fees payable to the
          Commission:                 $0 (for all years)

     (iv) Total available                                           $3,938,766
          redemption credits [add
          Items 5(ii) and 5(iii):

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       (v)    Net sales - if Item 5(i) is greater than Item 5(iv)                          $21,561,839
              [subtract Item 5(iv) from Item 5(i)]:

       (vi)   Redemption credits available for use in future years -- if     $(      )
              Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:

       (vii)  Multiplier for determining registration fee                              x.      0001070
              (See Instruction C.9):

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]                       $2,307.12
              (enter "0" if no fee is due):
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6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units)
       deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.

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7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                              $ 100.38
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8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]
                                                                                             $2,407.50
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9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             5/02/2007

              Method of Delivery:

                            [X]  Wire Transfer
                            [ ]  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                          /s/ Robert H. Solt
                          -----------------------------------------------
                          Robert H. Solt , President, Chief Executive Officer, Chief Financial Officer, Chief
                          Operating Officer and Treasurer

Date     May 2, 2007

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*  Please print the name and title of the signing officer below the signature.